Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of year		$ 56,593		$ 51,076
Balance at end of year		$ 57,523		$ 56,593		$ 51,076
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[1]	9,425,607
Balance at end of year (shares)	[1]			9,425,607
Balance at beginning of year	[1]	$ 236
Dividend declared per share	[1]	$ 0.34		$ 0.45
Balance at end of year	[1]			$ 236
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[1]	2,174,393
Balance at end of year (shares)	[1]			2,174,393
Balance at beginning of year	[1]	$ 54
Dividend declared per share	[1]	$ 0.23		$ 0.52
Balance at end of year	[1]			$ 54
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		20,000,000
Balance at end of year (shares)		20,000,000		20,000,000
Balance at beginning of year		$ 500
Dividend declared per share		$ 0.96		$ 0.96
Balance at end of year		$ 500		$ 500
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 0.91		$ 0.91
Balance at end of year		$ 400		$ 400
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		12,000,000
Balance at end of year (shares)		12,000,000		12,000,000
Balance at beginning of year		$ 300
Dividend declared per share		$ 0.96		$ 0.96
Balance at end of year		$ 300		$ 300
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		8,000,000
Balance at end of year (shares)		8,000,000		8,000,000
Balance at beginning of year		$ 200
Dividend declared per share		$ 0.76		$ 0.90
Balance at end of year		$ 200		$ 200
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[2]	6,000,000
Balance at end of year (shares)	[2]			6,000,000
Balance at beginning of year	[2]	$ 150
Dividend declared per share	[2]			$ 1.25
Balance at end of year	[2]			$ 150
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	[2]	600,000
Balance at end of year (shares)	[2]			600,000
Balance at beginning of year	[2]	$ 600
Dividend declared per share	[2]			$ 58.50
Balance at end of year	[2]			$ 600
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		24,000,000
Balance at end of year (shares)		24,000,000		24,000,000
Balance at beginning of year		$ 600
Dividend declared per share		$ 1.21		$ 1.21
Balance at end of year		$ 600		$ 600
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		20,000,000
Balance at end of year (shares)		20,000,000		20,000,000
Balance at beginning of year		$ 500
Dividend declared per share		$ 1.13		$ 1.13
Balance at end of year		$ 500		$ 500
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 1.10		$ 1.10
Balance at end of year		$ 400		$ 400
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		16,000,000
Balance at end of year (shares)		16,000,000		16,000,000
Balance at beginning of year		$ 400
Dividend declared per share		$ 1.21		$ 1.21
Balance at end of year		$ 400		$ 400
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		14,000,000
Balance at end of year (shares)		14,000,000		14,000,000
Balance at beginning of year		$ 350
Dividend declared per share		$ 1.28		$ 1.28
Balance at end of year		$ 350		$ 350
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		4,690
Balance at end of year		$ 3,650		$ 4,690
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)		645,889,396		639,232,276
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan				6,746,237
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)		1,630,867		563,613
Repurchased for cancellation and treasury shares sold/purchased	[3],[4]	616,209		(652,730)
Balance at end of year (shares)		648,136,472		645,889,396		639,232,276
Balance at beginning of year		$ 13,430		$ 12,971		$ 12,929
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan				471
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans		122		40
Repurchased for cancellation and treasury shares sold/purchased		$ 47	[3],[4]	$ (52)	[3],[4]	$ (20)
Dividend declared per share		$ 4.24		$ 4.24		$ 4.06
Balance at end of year		$ 13,599		$ 13,430		$ 12,971
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		6,598		5,348		4,340
Balance at end of year		5,558		6,598		$ 5,348
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		658
Balance at end of year		658		658
4.3% Limited Recourse Capital Notes Series 1 [Member] | Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year		1,250
Balance at end of year		$ 1,250		$ 1,250

[1]	Series 25 and Series 26 were redeemed and final dividends were paid on August 25, 2021.
[2]	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
[3]	Common shares are net of 36,521 treasury shares as at October 31, 2021 (652,730 treasury shares as at October 31, 2020).
[4]	During fiscal 2021 and 2020, we did not purchase any of our common shares under the normal course issuer bid.